Right-of-Use Assets and Leases - Schedule of Amounts Recognized in Consolidated Statements of Loss in Addition to Right-of-use Asset Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Interest expense	$ 23	$ 21	$ 7
Expense relating to short-term leases (included in administrative expenses and research and development expenses)	0	0	2
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in administrative expenses and research and development expenses)	0	0	9
Total interest expense amount recognized	$ 23	$ 21	$ 18